PROPERTY AND EQUIPMENT, NET (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Depreciation expense	€ 1,557	€ 1,194	€ 1,521
Depreciation expense related to financing lease right-of-use assets	193	303	275
Assets leased to customers, gross	885	753
Assets leased to customers, accumulated amortization	207	264
Depreciation expense on equipment leased to customers	€ 13	€ 37	€ 40